As filed with the Securities and Exchange Commission on November 18, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

BARRETT
GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.85%
	Advertising - 2.73%
10,000	Omnicom Group, Inc.	$369,400
	Application Software - 3.27%
7,000	ANSYS, Inc. (a)	262,290
8,000	Informatica Corp. (a)	180,640
		442,930
	Biotechnology - 9.15%
7,000	Celgene Corporation (a)	391,300
10,000	Genzyme Corporation (a)	567,300
6,000	Gilead Sciences, Inc. (a)	279,480
		1,238,080
	Capital Markets - 2.58%
6,000	Northern Trust Corp.	348,960
	Communications Equipment - 1.79%
11,000	Riverbed Technology, Inc. (a)	241,560
	Computer Hardware - 3.29%
2,400	Apple, Inc. (a)	444,888
	Construction & Engineering - 1.70%
5,000	Jacobs Engineering Group, Inc. (a)	229,750
	Consumer Products - 2.58%
3,000	PepsiCo, Inc.	175,980
3,000	The Procter & Gamble Company	173,760
		349,740
	Diversified Banks - 1.38%
11,000	Bank of America Corp.	186,120
	Electrical Components & Equipment - 0.79%
5,000	A123 Systems, Inc. (a)	106,600
	Energy - 4.53%
7,500	Schlumberger Limited	447,000
4,000	XTO Energy, Inc.	165,280
		612,280
	Fertilizers & Agricultural Chemicals - 2.00%
3,500	Monsanto Co.	270,900
	Financial Services - 3.11%
8,000	State Street Corporation	420,800
	Food Distributors - 0.92%
5,000	Sysco Corp.	124,250
	Health Care Equipment - 2.58%
8,000	Thermo Fisher Scientific, Inc. (a)	349,360
	Health Care Services - 2.86%
7,000	Medco Health Solutions, Inc. (a)	387,170
	HyperMarkets & Super Centers - 5.88%
8,000	Costco Wholesale Corp.	451,680
7,000	Wal-Mart Stores, Inc.	343,630
		795,310
	Industrial - 3.91%
3,000	Donaldson Company, Inc.	103,890
1,500	L-3 Communications Holdings, Inc.	120,480
5,000	United Technologies Corporation	304,650
		529,020
	Industrial Conglomerates - 3.55%
24,000	ABB Ltd. - ADR	480,960
	Internet Software & Services - 3.66%
1,000	Google, Inc. (a)	495,850
	Investment Banking & Brokerage - 1.70%
12,000	The Charles Schwab Corp.	229,800
	IT Consulting & Other Services - 7.42%
9,000	Accenture Plc	335,430
7,000	Automatic Data Processing, Inc.	275,100
5,700	Visa, Inc.	393,927
		1,004,457
	Medical Devices & Services - 2.74%
3,500	Covance, Inc. (a)	189,525
4,000	Stryker Corporation	181,720
		371,245
	Oil & Gas Exploration & Production - 4.87%
3,000	Anadarko Petroleum Corp.	188,190
7,000	Devon Energy Corp.	471,310
		659,500
	Pharmaceuticals - 1.80%
4,000	Johnson & Johnson	243,560
	Restaurants - 3.16%
7,500	McDonald's Corporation	428,025
	Semiconductors - 2.31%
16,000	Intel Corporation	313,120
	Software - 2.16%
14,000	Oracle Corporation	291,760
	Specialized Finance - 1.31%
6,000	MSCI, Inc. (a)	177,720
	Specialty Chemicals - 2.22%
6,500	Ecolab, Inc.	300,495
	Systems Software - 3.46%
4,000	Adobe Systems, Inc. (a)	132,160
13,000	Microsoft Corp.	336,570
		468,730
	Telecommunications & Data Network Equipment - 2.44%
14,000	Cisco Systems, Inc. (a)	329,560
	TOTAL COMMON STOCKS (Cost $12,140,107)	13,241,900

	SHORT TERM INVESTMENTS - 2.68%
	Money Market Fund
362,035	Fidelity Institutional Government Portfolio 0.01% (b)	362,035
	TOTAL SHORT TERM INVESTMENTS (Cost $362,035)	362,035

	Total Investments (Cost $12,502,142) - 100.53%	13,603,935
	Liabilities in Excess of Other Assets - (0.53)%	(71,310)
	TOTAL NET ASSETS - 100.00%	$13,532,625

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of September 30, 2009.

Notes to the Schedule of Investments (Unaudited)

1) The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund’s investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Common Stocks	$ 13,241,900	$ -	$ -	$ 13,241,900
Money Market Funds	362,035	-	-	362,035
Total Investments in Securities	$ 13,603,935	$ -	$ -	$ 13,603,935

2) Federal Tax Information

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of Investments	$ 12,502,142

Gross Unrealized Appreciation	1,778,724
Gross Unrealized Depreciation	(676,931)
Net Unrealized Depreciation	$ 1,101,793

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Barrett Funds

By (Signature and Title)     /s/ Peter Shriver
Peter Shriver, President

Date    November 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Peter Shriver
Peter Shriver, President

Date   November 18, 2009

By (Signature and Title)*   /s/ Paula Elliott
Paula Elliott, Secretary & Treasurer

Date   November 18, 2009

* Print the name and title of each signing officer under his or her signature.